Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of amounts due from related parties
	As of December 31,
	2021	2020
Guardforce TH Group Company Limited	6,335	6,026
Guardforce AI Technology Limited	626	-
Guardforce AI Service Limited	626	-
Bangkok Bank Public Company Limited	-	443
Guardforce Limited	-	20,647
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	-	346,152
GF Robotics Malaysia Sdn. Bhd	11,973	-
Macau GF Robotics Limited	5,058	-
Quantum Infosec Inc	1,389	-
	$26,007	$373,268

Schedule of amounts due to related parties
		As of December 31,
		2021	2020
Tu Jingyi	(a)	109,607	88,047
Shenzhen Junwei Investment Development Company Limited		-	225,085
Guardforce Holdings (HK) Limited	(b)	163,590	156,782
Profit Raider Investment Limited	(a)	1,626,726	1,136,664
Guardforce Aviation Security Company Limited		-	1,224
Guardforce Security (Thailand) Company Limited		-	62,667
Shenzhen Intelligent Guardforce Robot Technology Co., Limited	(c)	301,853	-
Richard Stagg	(d)	15,976	-
		$2,217,752	$1,670,469

Schedule of short-term borrowings from related parties
		As of December 31,
		2021	2020
Profit Raider Investment Limited	(a)	$13,506,184	$-

Schedule of long-term borrowings from related party
		As of December 31,
		2021	2020
Guardforce Holdings (HK) Limited	(b)	$3,895,500	$4,140,500
Tu Jingyi	(c)	1,437,303	1,437,303
Profit Raider Investment Limited	(a)	-	13,508,009
		$5,332,803	$19,085,812

Schedule of related party transactions
		For the years ended December 31,
	Nature	2021	2020	2019
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$763,256	$714,625	$415,604
Guardforce Aviation Security Company Limited	(b)	5,739	13,190	4,219
Perfekt Technology & System Co., Ltd.	(c)	6,850	35,842	-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(d)	5,702,103	1,584,873	-
Profit Raider Investment Limited		-	150,000	-
		$6,477,948	$2,498,530	$419,823

Service/ Products delivered to related parties:
Bangkok Bank Public Company Limited		$-	$9,726	$-
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission		-	158,487	-
Guardforce Limited	(e)	12,846	205,589	-
GF Technovation Company Limited	(e)	98,781	-	-
		$111,627	$373,802	$-